Earnings Per Share	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE

14. EARNINGS PER SHARE

The following table presents a reconciliation of basic net income per share:

	Three months ended March 31,		Nine months ended March 31,
	2022	2023	2022	2023
Net (loss)income	$(990,557)	$(3,106,855)	$288,124	(6,057,776)
Weighted average basic and diluted share of common stock outstanding	50,000,000	50,000,000	50,000,000	50,000,000
Net (loss) income per basic and diluted share of common stock	$(0.02)	$(0.06)	$0.01	$(0.12)

15. EARNINGS PER SHARE

The following table presents a reconciliation of basic net income per share:

	Years ended June 30,
	2021	2022
Net income(loss)	$2,937,806	$(1,874,153)
Weighted average basic and diluted share of common stock outstanding	50,000,000	50,000,000
Net income(loss) per basic and diluted share of common stock	$0.06	$(0.04)